EMPLOYEE BENEFIT PLAN (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2006
Provisions for employee benefits under government-mandated defined contribution plan from continuing operation	$ 7,528	$ 6,469	$ 10,032
Provisions for employee benefits under government-mandated defined contribution plan from discontinuing operations	$ 0		$ 621	$ 85